Segments of Operations (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Other Segment [Member]	Dec. 31, 2011 Other Segment [Member]	Dec. 31, 2010 Other Segment [Member]	Jun. 30, 2011 Other Lines [Member]	Dec. 31, 2011 Other Lines [Member]
Segments of Operations (Textual) [Abstract]
Revenue derived from sale of property and casualty insurance outside of the United States	5.00%	4.00%	4.00%
Earnings (losses) of managed investment entities attributable to noncontrolling interests	$ (24)	$ (64)			$ (24)	$ (64)
Special charges to increase asbestos and environmental reserves				$ 9	$ 9		$ 50	$ 50